Note 5 - Related Party License Agreements	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

5.     Related Party License Agreements (see Note 12)

The Company has entered into various license and development agreements with affiliates of Boston Scientific. Because an affiliate of Boston Scientific is a stockholder of the Company and such affiliate of Boston Scientific has a representative that has been elected to serve on the Company’s board of directors, management has deemed all transactions with Boston Scientific and its affiliates to be of a related party nature.

BSC Neuro Agreement

The Company has definitive license and development agreements (collectively, as amended, the “BSC Neuro Agreement”) with Boston Scientific Neuromodulation Corporation (“BSC Neuro”). Under the BSC Neuro Agreement, the Company granted BSC Neuro an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property, in the neuromodulation field, to make, use, import, lease and sell neuro-related leads, neuro-related lead extensions, and neuro-related lead-type devices, such as implantable pulse generators. The Company has determined that it did not and does not have clear and objective evidence of the fair values of each of the various elements of the agreement and, therefore, under GAAP, the deliverables under this agreement are being treated as one unit of accounting.

The BSC Neuro Agreement provides for milestone-based payments from BSC Neuro to the Company associated with successful development and regulatory approval of the implantable leads incorporating the licensed technology. The BSC Neuro Agreement also provides for the payment of royalties to the Company based on BSC Neuro’s net sales of licensed products.

The BSC Neuro Agreement requires the Company to meet certain net working capital targets, be current on its payroll obligations, and not suffer an event of default under any indebtedness for borrowed money, in each case while the Boston Scientific Notes remain outstanding (see Note 6). If the Company does not meet those requirements while the Boston Scientific Notes are outstanding, the BSC Neuro Agreement requires the Company to assign certain patents and patent applications to BSC Neuro. However, in the event of any such assignment, the BSC Neuro Agreement requires BSC Neuro to grant the Company an exclusive, royalty-free, perpetual worldwide license to the same patents and patent applications in all fields of use other than neuromodulation and implantable medical leads for cardiac applications.

The BSC Neuro Agreement required specified milestones in the development of an MRI-safe implantable lead to be achieved by December 31, 2012. The BSC Neuro Agreement provided that, if the milestones were not achieved by that date and such failure was not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company would be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under the agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under the agreement. In drafting the re-payment provision of the agreement, the parties contemplated that the Company would be the party primarily performing the lead development activities, with assistance to be provided by BSC Neuro. However, subsequent to the execution of the agreement, BSC Neuro assumed responsibility from the Company for the lead development efforts under the agreement, and, consequently, BSC Neuro wholly controlled the pace and progress of the development efforts. As such, BSC Neuro acknowledged that the repayment provision was not triggered. Consequently, the Company recognized revenue of approximately $746,000 during the year ended December 31, 2012 which had been previously recorded as deferred revenue.

Boston Scientific Cardiac Agreement

The Company has definitive license and development agreements (collectively the “BSC Cardiac Agreement”) with Cardiac Pacemakers, Inc. (“BSC Cardiac”), an affiliate of Boston Scientific. Under the BSC Cardiac Agreement, the Company granted BSC Cardiac an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property rights, in the field of implantable medical leads for cardiac applications, to make, have made, use, promote, market, import, distribute, lease, sell, offer for sale and commercialize products in the licensed field of use. The Company analyzed whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. The Company determined it did not and does not have clear and objective evidence of the fair values of the various elements of the BSC Cardiac Agreement and, therefore, under GAAP, the deliverables are being treated as one unit of accounting.

Pursuant to the BSC Cardiac Agreement, the Company received a non-refundable licensing fee of $13,000,000 in 2008. The Company recorded the $13,000,000 payment as deferred revenue and recognized the revenue on a straight-line basis over the five year period estimated by the Company for its continuing involvement in the development effort (see Note 2, Revenue Recognition), which period ended on March 31, 2013. The Company determined the five year estimated period of continuing involvement based upon the Company’s internal development plan and projected timeline for the various implantable cardiac leads contemplated under the BSC Cardiac Agreement. The Company reevaluated its estimated remaining period of continuing involvement at each reporting period until all of the revenue that had been deferred was recognized. The BSC Cardiac Agreement provides for milestone-based payments from BSC Cardiac to the Company associated with successful development and regulatory approval of the implantable cardiac leads that incorporate the Company’s technology, subject to certain patents being issued on patent applications licensed to BSC Cardiac. The BSC Cardiac Agreement also provides for the payment of royalties to the Company based on BSC Cardiac’s net sales of licensed products.